Pensions (Tables)	6 Months Ended
Jul. 02, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans sponsored by the Company for 2022, 2021 and 2020 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Service cost	$8	$7	$6	$—	$—	$—
Interest cost	4	2	3	—	1	—
Recognized actuarial losses (gain)	4	6	5	—	(1)	—
Curtailments and settlements	—	—	1	—	—	—
Expected return on plan assets	(1)	—	—	—	—	—
Net periodic benefit cost	$15	$15	$15	$—	$—	$—
Net periodic benefit costs for the Company’s defined benefit retirement plans sponsored by the Company for the fiscal three and six months ended July 2, 2023 and July 3, 2022, included the following components:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Service cost	$5	$2	$10	$4
Interest cost	7	1	10	2
Recognized actuarial gain	—	1	—	2
Expected return on plan assets	(7)	—	(10)	—
Net periodic benefit cost	$5	$4	$10	$8